ASPIRATION FUNDS
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922
November 9, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Aspiration Funds ("Trust) (File Nos. 333-192991 and 811-22922), on behalf of the Aspiration Flagship Fund and Aspiration Redwood Fund, each a series of the Trust
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund named above do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on November 2, 2015.

If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Asen Parachkevov Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549